Supplement Dated June 13, 2016
To The Prospectus Dated April 25, 2016

Jackson Variable Series Trust

Please note that the changes impact your variable annuity product(s).

Unless otherwise noted, all changes are effective immediately.

In the summary prospectus section entitled "Summary Overview of Each Fund," in the sub-section entitled "Principal Investment Strategies," for the JNL/Nicholas Convertible Arbitrage Fund, please add the following paragraph to the end of this sub-section:

The Fund may also invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale such as Rule 144A securities. They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may or may not have an active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

In the summary prospectus section entitled "Summary Overview of Each Fund," in the sub-section entitled "Principal Risks of Investing in the Fund," for the JNL/Nicholas Convertible Arbitrage Fund, please add the following risks:

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

●
Restricted securities risk – Restricted securities are subject to legal restrictions on their sale and may not be sold to the public without an effective registration statement. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives certain material nonpublic information about the issuer, the Fund may be unable to sell the securities in accordance with laws and regulations prohibiting insider trading.

In the prospectus section entitled "Additional Information About Each Fund," in the sub-section entitled "Principal Investment Strategies," for the JNL/Nicholas Convertible Arbitrage Fund, please add the following paragraph to the end of this sub-section:

The Fund may also invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale such as Rule 144A securities. They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may or may not have an active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

In the prospectus section entitled "Additional Information About Each Fund," in the sub-section entitled "Principal Risks of Investing in the Fund," for the JNL/Nicholas Convertible Arbitrage Fund please add the following risks:

●	Liquidity risk
●	Restricted securities risk

In the prospectus section entitled "Glossary of Risks," please add the following risk:

Restricted securities risk – Restricted securities are subject to legal restrictions on their sale and may not be sold to the public without an effective registration statement. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives certain material nonpublic information about the issuer, the Fund may be unable to sell the securities in accordance with laws and regulations prohibiting insider trading.

This Supplement is dated June 13, 2016.